Overview and Summary of Significant Accounting Policies, AFUDC (AES Indiana) (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Allowance for Funds Used During Construction New label text required [Line Items]
AFUDC equity	$ 831	$ 1,570
AFUDC debt	5,276	2,985	$ 13,739	$ 8,215	$ 4,815
Indianapolis Power And Light Company
Allowance for Funds Used During Construction New label text required [Line Items]
AFUDC equity	831	1,570
AFUDC debt	$ 5,276	$ 2,985	$ 13,739	$ 8,215	$ 4,815